Short-term Borrowings - Description (Details) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 Revolving overdraft credit facility dated 5/06/2015 USD ($)	Jan. 31, 2014 Trade credit facility dated 8/9/2013 USD ($)	Aug. 09, 2013 Trade credit facility dated 8/9/2013 USD ($)	Jan. 31, 2014 Revolving credit facility dated 11/16/2012 USD ($)	Nov. 16, 2012 Revolving credit facility dated 11/16/2012 USD ($)	Jan. 31, 2014 Revolving credit facility dated 9/1/2013 USD ($)	Jan. 31, 2014 Revolving credit facility dated 9/1/2013 EUR (€)	Jan. 31, 2014 Revolving credit facility dated 5/10/2013 USD ($)	Dec. 31, 2014 Security agreement dated 8/22/2014 USD ($)	Aug. 22, 2014 Security agreement dated 8/22/2014 USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 Tranche A USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 Tranche B USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 Tranche C USD ($)
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 7,000	$ 200,000	$ 220,000	$ 80,000	$ 70,000	$ 70,000	€ 500	$ 200,000	$ 250,000	$ 150,000	$ 1,000,000	$ 155,000	$ 115,000	$ 730,000
Loan reference interest rate	LIBOR	LIBOR		LIBOR		LIBOR	LIBOR	LIBOR	LIBOR			LIBOR	LIBOR	lender's cost of funds
Debt instrument basis spread	6.00%	2.50%						2.40%	2.40%			2.10%	2.50%	2.00%
Debt maturity date									Aug. 21, 2015
Loan interest rate margin				2.00% for drawdowns and plus 2.50% on the overdrafts		2.50% for drawdowns and 2.00% for overdrafts	2.50% for drawdowns and 2.00% for overdrafts